Trade And Other Receivables	12 Months Ended
Nov. 30, 2024
Trade And Other Receivables Explanatory [Abstract]
Trade and other receivables
7.	Trade and other receivables

	2024	2023

Trade receivables	$14,972	$12,798
Sales taxes receivable	164	220
Other receivables	82	5

	$15,218	$13,023